Equity - Share Capital and Share Premium (Details) - EUR (€)			12 Months Ended
	Dec. 30, 2020	Jul. 08, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 12, 2015
Disclosure of classes of share capital [line items]
Equity			€ 18,260,000,000	€ 25,450,000,000	€ 26,996,000,000	€ 26,980,000,000	€ 29,229,000,000	€ 26,618,000,000
Aggregate amount of approved securities issuance			25,000,000,000
Share capital
Disclosure of classes of share capital [line items]
Increase (decrease) through equity issued as dividends	€ 197,993,390	€ 136,305,986
Number of shares issued as dividends (in shares)	197,993,390	136,305,986
Equity	€ 5,526,431,062	€ 5,328,437,672	5,526,000,000	5,192,000,000	€ 5,192,000,000	€ 5,192,000,000	€ 5,192,000,000	€ 5,192,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital amount			€ 5,526,431,062	€ 5,192,131,686
Number of shares			5,526,431,062	5,192,131,686
Par value per share (EUR per share)	€ 1	€ 1	€ 1
Maximum authorized share capital									€ 2,596,065,843